Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019
Cash flows from operating activities:
Profit before taxes	€ 211	€ 678
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	303	289
Amortisation of intangible assets	29	25
Share-based payment expense	0	8
Finance costs, net	55	49
Income taxes paid	(79)	(82)
Changes in assets and liabilities:
Decrease/(increase) in trade and other receivables	(144)	(321)
Decrease/(increase) in inventories	(83)	(254)
Increase/(decrease) in trade and other payables	41	265
Increase/(decrease) in provisions	32	(62)
Change in other operating assets and liabilities	(7)	68
Net cash flows from operating activities	353	844
Cash flows from investing activities:
Purchases of property, plant and equipment	(241)	(260)
Purchases of capitalised software	(33)	(44)
Proceeds from sales of property, plant and equipment	35	11
Investments in equity instruments	3	0
Net cash flows used in investing activities	(242)	(293)
Proceeds from non-current borrowings	855	492
Cash flows from financing activities:
Changes in short-term borrowings	94	50
Repayments on third party borrowings	(227)	(175)
Interest paid, net	(59)	(53)
Payments of principal on lease obligations	(60)	(61)
Dividends paid	0	(290)
Purchase of own shares under share buyback programme	(129)	(457)
Exercise of employee share options	6	15
Other financing activities, net	(1)	1
Net cash flows used in financing activities	479	(478)
Net change in cash and cash equivalents	590	73
Net effect of currency exchange rate changes on cash and cash equivalents	(13)	0
Cash and cash equivalents at beginning of period	316	309
Cash and cash equivalents at end of period	893	382
Adjustments for increase (decrease) in net payable receivable from related parties	€ (5)	€ 181